General Information (Details 1)	12 Months Ended
Dec. 31, 2023
License Brand Name [Member]
IfrsStatementLineItems [Line Items]
License validity date	June 2027
Amstel In Argentina [Member]
IfrsStatementLineItems [Line Items]
License validity date	10 years renewables
Amstel In Bolivia [Member]
IfrsStatementLineItems [Line Items]
License validity date	August 2033
Amstel In Uruguay [Member]
IfrsStatementLineItems [Line Items]
License validity date	In process
Amstel In Paraguay [Member]
IfrsStatementLineItems [Line Items]
License validity date	September 2024
Austral In Chile [Member]
IfrsStatementLineItems [Line Items]
License validity date	July 2024
Blue Moon In Chile [Member]
IfrsStatementLineItems [Line Items]
License validity date	December 2025
Blue Moon In Paraguay [Member]
IfrsStatementLineItems [Line Items]
License validity date	April 2028
Coors In Chile [Member]
IfrsStatementLineItems [Line Items]
License validity date	December 2025
Crush Canada Dry In Chile [Member]
IfrsStatementLineItems [Line Items]
License validity date	December 2028
Fernet Branca Brancamenta Punt E Mes Borghetti Carpano Rosso And Carpano Bianco In Chile [Member]
IfrsStatementLineItems [Line Items]
License validity date	December 2024
Frugo In Chile [Member]
IfrsStatementLineItems [Line Items]
License validity date	Indefinitely
Gatorade In Chile [Member]
IfrsStatementLineItems [Line Items]
License validity date	December 2043
Grolsch In Argentina [Member]
IfrsStatementLineItems [Line Items]
License validity date	May 2028
Heineken In Bolivia [Member]
IfrsStatementLineItems [Line Items]
License validity date	December 2024
Heineken In Chile And Argentina [Member]
IfrsStatementLineItems [Line Items]
License validity date	10 years renewables
Heineken In Colombia [Member]
IfrsStatementLineItems [Line Items]
License validity date	March 2028
Heineken In Paraguay [Member]
IfrsStatementLineItems [Line Items]
License validity date	May 2026
Heineken In Uruguay [Member]
IfrsStatementLineItems [Line Items]
License validity date	10 years renewables
Mas In Uruguay [Member]
IfrsStatementLineItems [Line Items]
License validity date	December 2028
Kunstmann In Colombia [Member]
IfrsStatementLineItems [Line Items]
License validity date	July 2025
Miller In Argentina [Member]
IfrsStatementLineItems [Line Items]
License validity date	December 2026
Miller Lite And Miller Genuine Draft In Colombia [Member]
IfrsStatementLineItems [Line Items]
License validity date	December 2026
Miller In Uruguay [Member]
IfrsStatementLineItems [Line Items]
License validity date	July 2026
Nestle Pure Life In Chile [Member]
IfrsStatementLineItems [Line Items]
License validity date	December 2027
Paulaner In Paraguay [Member]
IfrsStatementLineItems [Line Items]
License validity date	April 2025
Patagonia In Chile [Member]
IfrsStatementLineItems [Line Items]
License validity date	Indefinitely
Pepsi Seven Up And Mirinda In Chile [Member]
IfrsStatementLineItems [Line Items]
License validity date	December 2043
Polar Imperial In Chile [Member]
IfrsStatementLineItems [Line Items]
License validity date	Indefinitely
Red Bull In Chile [Member]
IfrsStatementLineItems [Line Items]
License validity date	Indefinitely
Rockstar In Chile [Member]
IfrsStatementLineItems [Line Items]
License validity date	December 2043
Sol In Argentina [Member]
IfrsStatementLineItems [Line Items]
License validity date	10 years renewables
Sol In Chile [Member]
IfrsStatementLineItems [Line Items]
License validity date	10 years renewables
Sol In Colombia [Member]
IfrsStatementLineItems [Line Items]
License validity date	March 2028
Sol In Paraguay [Member]
IfrsStatementLineItems [Line Items]
License validity date	January 2026
Te Lipton In Chile [Member]
IfrsStatementLineItems [Line Items]
License validity date	December 2030
Tecate In Colombia [Member]
IfrsStatementLineItems [Line Items]
License validity date	March 2028
Warsteiner In Argentina [Member]
IfrsStatementLineItems [Line Items]
License validity date	May 2028
Watts In Uruguay [Member]
IfrsStatementLineItems [Line Items]
License validity date	99 years
Watts Rigid Packaging Except Carton In Chile [Member]
IfrsStatementLineItems [Line Items]
License validity date	Indefinitely
Watts In Paraguay [Member]
IfrsStatementLineItems [Line Items]
License validity date	July 2026